Significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant accounting policies
Net current liabilities	$ 400,894,913
Proceeds from issuance of convertible securities	4,980,718	$ 12,499,363
Convertible securities	0	$ 15,346,113	$ 0
Gain or loss on change in interests in a subsidiary	0
Equity interest in joint venture, when share of losses exceeds its interest	$ 0